STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 2,637	$ 4,276	$ 9,142
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Begiining balance		11,659
Stock based compensation expense
Settled in iOx exchange		(11,659)
Ending balance			11,659
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Begiining balance	21,204	16,928
Stock based compensation expense	2,637	4,276
Settled in iOx exchange
Ending balance	$ 23,841	$ 21,204	$ 16,928